Revision (Tables)	6 Months Ended
Sep. 30, 2024
Revision [Abstract]
Schedule of Previously Reported Consolidated Financial Statements	The following table summarized the corrections made to the previously reported unaudited condensed consolidated financial statements as of September 30, 2023 and consolidated financial statements as of March 31, 2023.
	As of March 31, 2023
Financial items	As previously reported	Adjustment	As revised
Retained earnings	10,214,692	(427,746)	9,786,946
Total shareholders’ equity	$10,919,013	$(427,746)	$10,491,267
	As of September 30, 2023
Financial items	As previously reported	Adjustment	As revised
Retained earnings	10,628,306	(427,746)	10,200,500
Total shareholders’ equity	$10,700,648	$(427,746)	$10,272,902